Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans
(3)	Loans

Major classifications of loans at December 31, 2011 and 2010 are summarized as follows:

(Dollars in thousands)
	December 31, 2011	December 31, 2010
Real estate loans
Construction and land development	$93,812	124,048
Single-family residential	267,051	287,307
Commercial	214,415	213,487
Multifamily and farmland	4,793	6,456
Total real estate loans	580,071	631,298

Commercial loans (not secured by real estate)	60,646	60,994
Consumer loans (not secured by real estate)	10,490	11,500
All other loans (not secured by real estate)	19,290	22,368

Total loans	670,497	726,160

Less allowance for loan losses	16,604	15,493

Total net loans	$653,893	710,667

The Bank grants loans and extensions of credit primarily within the Catawba Valley region of North Carolina, which encompasses Catawba, Alexander, Iredell and Lincoln counties and also in Mecklenburg, Union and Wake counties of North Carolina.  Although the Bank has a diversified loan portfolio, a substantial portion of the loan portfolio is collateralized by improved and unimproved real estate, the value of which is dependent upon the real estate market.  Risk characteristics of the major components of the Bank's loan portfolio are discussed below:

•
Construction and land development loans – The risk of loss is largely  dependent on the  initial estimate of whether the property's value at completion equals
or  exceeds the cost of  property  construction and the  availability of take-out  financing.   During the  construction  phase, a  number of  factors can result in
delays or  cost overruns.   If the  estimate is   inaccurate or if actual  construction  costs exceed  estimates, the value of the property securing our loan may be insufficient to ensure  full repayment  when  completed through a  permanent loan, sale of the property, or by  seizure of collateral.   As of December 31, 2011,
construction and land development loans comprised approximately 14% of the Bank's total loan portfolio.

•
Single-family  residential  loans –  Declining  home  sales volumes,  decreased  real   estate  values and  higher  than  normal  levels  of  unemployment  could contribute to losses on these loans.  As of December 31, 2011, single-family residential loans comprised approximately 40% of the Bank's total loan portfolio.

•
Commercial  real  estate  loans – Repayment is  dependent on  income  being  generated in  amounts  sufficient to cover operating expenses and debt service.
These loans  also involve  greater risk because  they are  generally not fully amortizing over a loan period, but rather have a balloon payment due at maturity.
A borrower's ability to make a balloon  payment typically will depend on being able to either refinance the loan or timely sell the underlying property.  As of
December 31, 2011, commercial real estate loans comprised approximately 32% of the Bank's total loan portfolio.

•
Commercial loans – Repayment is  generally  dependent  upon the successful  operation of the borrower's business.   In addition, the collateral securing the
loans may  depreciate  over time, be  difficult to appraise, be illiquid, or fluctuate  in value based  on the success of the  business.   As of December 31, 2011,
commercial loans comprised approximately 9% of the Bank's total loan portfolio.

Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Loans are placed on non-accrual status when, in management's opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Loans may be placed on non-accrual status regardless of whether or not such loans are considered past due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

The following tables present an age analysis of past due loans, by loan type, as of December 31, 2011 and 2010:

December 31, 2011
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans
Construction and land development	$10,033	3,338	13,371	80,441	93,812	-
Single-family residential	16,536	6,189	22,725	244,326	267,051	2,709
Commercial	1,002	958	1,960	212,455	214,415	-
Multifamily and farmland	13	-	13	4,780	4,793	-
Total real estate loans	27,584	10,485	38,069	542,002	580,071	2,709

Commercial loans (not secured by real estate)	576	9	585	60,061	60,646	-
Consumer loans (not secured by real estate)	116	36	152	10,338	10,490	-
All other loans (not secured by real estate)	-	-	-	19,290	19,290	-
Total loans	$28,276	10,530	38,806	631,691	670,497	2,709

December 31, 2010
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans
Construction and land development	$2,306	8,870	11,176	112,872	124,048	197
Single-family residential	19,377	5,936	25,313	261,994	287,307	-
Commercial	382	1,482	1,864	211,623	213,487	-
Multifamily and farmland	-	-	-	6,456	6,456	-
Total real estate loans	22,065	16,288	38,353	592,945	631,298	197

Commercial loans (not secured by real estate)	1,098	720	1,818	59,176	60,994	13
Consumer loans (not secured by real estate)	98	13	111	11,389	11,500	-
All other loans (not secured by real estate)	-	-	-	22,368	22,368	-
Total loans	$23,261	17,021	40,282	685,878	726,160	210

The following tables present the Bank's non-accrual loans as of December 31, 2011 and 2010:

(Dollars in thousands)
	December 31, 2011	December 31, 2010
Real estate loans
Construction and land development	$13,257	22,916
Single-family residential	5,522	10,837
Commercial	2,451	5,351
Multifamily and farmland	-	-
Total real estate loans	21,230	39,104

Commercial loans (not secured by real estate)	403	816
Consumer loans (not secured by real estate)	152	142
All other loans (not secured by real estate)	-	-
Total	$21,785	40,062

At each reporting period, the Bank determines which loans are impaired.  Accordingly, the Bank's impaired loans are reported at their estimated fair value on a non-recurring basis.  An allowance for each impaired loan, which is generally collateral-dependent, is calculated based on the fair value of its collateral.  The fair value of the collateral is based on appraisals performed by REAS, a subsidiary of the Bank.  REAS is staffed by certified appraisers that also perform appraisals for other companies.   Factors including the assumptions and techniques utilized by the appraiser are considered by management.  If the recorded investment in the impaired loan exceeds the measure of fair value of the collateral, a valuation allowance is recorded as a component of the allowance for loan losses.   Accruing impaired loans amounted to $30.6 million and $17.0 million at December 31, 2011 and 2010, respectively.  Interest income recognized on accruing impaired loans was $1.7 million and $966,000 for the years ended December 31, 2011 and 2010, respectively.  No interest income is recognized on non-accrual impaired loans subsequent to their classification as impaired.

The following tables presents the Bank's impaired loans as of December 31, 2011 and 2010:

December 31, 2011
(Dollars in thousands)
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans
Real Estate Loans
Construction and land development	$28,721	14,484	6,098	20,582	3,264	17,848
Single-family residential	26,382	969	24,719	25,688	1,427	25,102
Commercial	7,717	3,845	3,139	6,984	77	4,518
Total impaired real estate loans	63,029	19,298	34,165	53,463	4,769	47,682

Commercial loans (not secured by real estate)	1,111	-	1,083	1,083	26	1,485
Consumer loans (not secured by real estate)	157	-	152	152	2	140
Total impaired loans	$64,297	19,298	35,400	54,698	4,797	49,307

December 31, 2010
(Dollars in thousands)
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans
Real estate loans
Construction and land development	$31,551	19,422	3,698	23,120	3,177	18,870
Single-family residential	26,834	1,738	23,558	25,296	1,613	26,558
Commercial	6,911	4,424	1,819	6,243	218	4,992
Multifamily and farmland	223	-	223	223	4	254
Total impaired real estate loans	65,519	25,584	29,298	54,882	5,012	50,674

Commercial loans (not secured by real estate)	2,145	648	1,072	1,720	55	1,705
Consumer loans (not secured by real estate)	152	-	142	142	4	79
Total impaired loans	$67,816	26,232	30,512	56,744	5,071	52,458

The Bank's December 31, 2011 and 2010 fair value measurement for impaired loans and other real estate is presented below.   Valuations supported by current certified appraisals are considered Level 2.  All other valuation methods are considered Level 3.

(Dollars in thousands)
	Fair Value Measurements December 31, 2011	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation	Total Gains/(Losses) for the Year Ended December 31, 2011
Impaired loans	$49,901	-	431	49,470	(11,864)
Other real estate	$7,576	-	-	7,576	(1,322)

(Dollars in thousands)
	Fair Value Measurements December 31, 2010	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation	Total Gains/(Losses) for the Year Ended December 31, 2010
Impaired loans	$51,673	-	6,643	45,030	(10,591)
Other real estate	$6,673	-	-	6,673	(704)

Changes in the allowance for loan losses for the year ended December 31, 2011 were as follows:

(Dollars in thousands)

	Real Estate Loans
	Construction and Land Development	Single Family Residential	Commercial	Multifamily & Farmland	Commercial	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$5,774	6,097	1,409	17	1,174	430	592	15,493
Charge-offs	(7,164)	(2,925)	(1,271)	-	(314)	(586)	-	(12,260)
Recoveries	241	201	24	-	121	152	-	739
Provision	8,331	1,984	1,569	(4)	48	259	445	12,632
Ending balance	$7,182	5,357	1,731	13	1,029	255	1,037	16,604

Ending balance: individually
evaluated for impairment	$1,250	1,289	-	-	-	-	-	2,539
Ending balance: collectively
evaluated for impairment	5,932	4,068	1,731	13	1,029	255	1,037	14,065
Ending balance	$7,182	5,357	1,731	13	1,029	255	1,037	16,604

Loans:
Ending balance	$93,812	267,051	214,415	4,793	60,646	29,780	-	670,497

Ending balance: individually
evaluated for impairment	$20,280	20,661	3,845	-	-	-	-	44,786
Ending balance: collectively
evaluated for impairment	$73,532	246,390	210,570	4,793	60,646	29,780	-	625,711

Changes in the allowance for loan losses for the years ended December 31, 2010 and 2009 were as follows:

(Dollars in thousands)	2010	2009

Balance at beginning of year	$15,413	11,025
Amounts charged off	(16,911)	(6,670)
Recoveries on amounts previously charged off	553	523
Provision for loan losses	16,438	10,535

Balance at end of year	$15,493	15,413

The Bank utilizes an internal risk grading matrix to assign a risk grade to each of its loans.  Loans are graded on a scale of 1 to 9.  These risk grades are evaluated on an ongoing basis.   A description of the general characteristics of the nine risk grades is as follows:

•
Risk Grade 1 – Excellent Quality: Loans are well above average quality and a minimal amount of credit risk exists.  CD or cash secured loans or properly margined actively traded stock or bond secured loans would fall in this grade.

•
Risk Grade 2 – High Quality: Loans are of good quality with risk levels well within the Bank's range of acceptability.  The company or individual is established with a history of successful performance though somewhat susceptible to economic changes.

•
Risk Grade 3 – Good Quality: Loans of average quality with risk levels within the Bank's range of acceptability but higher than normal. This may be a new company or an existing company in a transitional phase (e.g. expansion, acquisition, market change).

•
Risk Grade 4 – Management Attention: These loans have very high risk and servicing needs but still are acceptable. Evidence of marginal performance or deteriorating trends are evident.  These are not problem credits presently, but may be in the future if the borrower is unable to change its present course.

•
Risk Grade 5 – Watch: These loans are currently performing satisfactorily, but there are potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Bank's position at some future date.  This frequently results from deviating from prudent lending practices, for instance over-advancing on collateral.

•
Risk Grade 6 – Substandard: A Substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or the collateral pledged (if there is any).  There is a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  There is a distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

•
Risk Grade 7 – Low Substandard: These loans have the general characteristics of a Grade 6 Substandard loan, with heightened potential concerns.  The exact amount of loss is not yet known because neither the liquidation value of the collateral nor the borrower's predicted repayment ability is known with confidence.

•
Risk Grade 8 – Doubtful: Loans classified as Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable.  Doubtful is a temporary grade where a loss is expected but is presently not quantified with any degree of accuracy. Once the loss position is determined, the amount is charged off.

•
Risk Grade 9 – Loss: Loans classified as Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted.  This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this worthless loan even though partial recovery may be effected in the future.  Loss is a temporary grade until the appropriate authority is obtained to charge the loan off.

The following tables present the credit risk profile of each loan type based on internally assigned risk grade as of December 31, 2011 and 2010.

December 31, 2011
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single Family Residential	Commercial	Multifamily & Farmland	Commercial	Consumer	All Other	Total

1- Excellent Quality	$197	25,474	-	-	715	1,344	-	27,730
2- High Quality	$5,183	64,817	25,506	50	8,801	4,070	2,774	111,201
3- Good Quality	$27,675	100,388	136,137	3,448	36,585	4,259	16,509	325,001
4- Management Attention	$28,138	50,253	40,312	358	12,882	429	7	132,379
5- Watch	$15,923	11,767	2,795	728	622	89	-	31,924
6- Substandard	$16,696	14,352	9,665	209	1,041	154	-	42,117
7- Low Substandard	$-	-	-	-	-	-	-	-
8- Doubtful	$-	-	-	-	-	-	-	-
9- Loss	$-	-	-	-	-	145	-	145
Total	$93,812	267,051	214,415	4,793	60,646	10,490	19,290	670,497

December 31, 2010
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single Family Residential	Commercial	Multifamily & Farmland	Commercial	Consumer	All Other	Total

1- Excellent Quality	$19	27,698	102	-	630	1,006	-	29,455
2- High Quality	$5,789	70,990	21,591	2,856	9,673	4,491	5,145	120,535
3- Good Quality	$33,991	109,800	129,530	2,256	39,248	5,360	17,223	337,408
4- Management Attention	$46,283	55,001	43,731	1,121	8,143	454		154,733
5- Watch	$8,076	7,959	5,569	-	1,590	38		23,232
6- Substandard	$29,502	15,022	12,605	223	1,678	145		59,175
7- Low Substandard	$-	756	359	-	-	-		1,115
8- Doubtful	$388	81	-	-	17	-		486
9- Loss	$-	-	-	-	15	6	-	21
Total	$124,048	287,307	213,487	6,456	60,994	11,500	22,368	726,160

At December 31, 2011, troubled debt restructured (“TDR”) loans amounted to $44.1 million, including $15.1 million in performing TDR loans.  The terms of these loans have been renegotiated to provide a reduction in principal or interest as a result of the deteriorating financial position of the borrower.  At December 31, 2010, TDR loans amounted to $56.7 million, including $10.0 million in performing TDR loans.

The following tables present an analysis of TDR loans by loan type as of December 31, 2011 and 2010.

December 31, 2011
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real Estate Loans
Construction and land development	29	$19,762	12,840
Single-family residential	241	25,541	24,846
Commercial	15	7,200	5,013
Multifamily and Farmland	1	322	209
Total real estate TDR loans	286	52,825	42,908

Commercial loans (not secured by real estate)	21	1,711	1,083
Consumer loans (not secured by real estate)	8	124	142
All other loans (not secured by real estate)	-	-	-
Total TDR loans	315	$54,660	44,133

December 31, 2010
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real Estate Loans
Construction and land development	47	$27,901	23,121
Single-family residential	221	26,808	25,296
Commercial	17	8,155	6,243
Multifamily and Farmland	1	322	223
Total real estate TDR loans	286	63,186	54,883

Commercial loans (not secured by real estate)	26	6,196	1,719
Consumer loans (not secured by real estate)	12	148	142
All other loans (not secured by real estate)	-	-	-
Total TDR loans	324	$69,530	56,744